Commitments and Contingencies (Details 1)	Dec. 31, 2020	Jun. 30, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2 years 4 months 6 days	3 years 3 months 19 days
Weighted average discount rate	4.75%	4.75%